Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit losses	$ 44,848	$ 39,813	$ 39,632	$ 38,539
Available-for-sale securities, amortized cost	$ 930,439	$ 972,315
Common stock, par value (in dollars per share)	$ 2	$ 2
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,686,363	11,472,181
Common stock, shares outstanding (in shares)	11,686,363	11,472,181
Accumulated other comprehensive losses, taxes	$ 31,195	$ 39,073